S000052236 [Member] Expense Example - Inflation-Linked Fixed Income Fund - Inflation-Linked Fixed Income Fund	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 429
Expense Example, with Redemption, 3 Years	1,305
Expense Example, with Redemption, 5 Years	2,193
Expense Example, with Redemption, 10 Years	$ 4,467